Components of Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 427,012	¥ 396,797
Accumulated amortization	267,791	255,391
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	312,069	271,425
Accumulated amortization	185,885	167,411
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	53,494	50,792
Accumulated amortization	46,713	39,957
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,059	29,067
Accumulated amortization	9,052	24,027
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,765	13,194
Accumulated amortization	7,860	7,902
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,625	32,319
Accumulated amortization	¥ 18,281	¥ 16,094